Taxes	6 Months Ended
Jun. 30, 2026
Taxes
Taxes

18Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets were as follows:

	(Unaudited) For
	the six-month	(Audited) For the
	period ended	year ended
	June 2026	31 December 2025
	USD	USD
Deferred tax asset movement

Opening balance	5,486,804	5,288,913
Foreign currency adjustments	(177,516)	352,957
Expiration	—	—
Reversal	—	(233,084)
Transfers to assets held for sale	—	—
Income tax benefit	—	78,018
Closing balance	5,309,288	5,486,804